UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-3694

                    OPPENHEIMER GOLD & SPECIAL MINERALS FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                    Date of reporting period: MARCH 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--94.0%
------------------------------------------------------------------------------------------------------------------------
ENERGY--4.2%
------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.3%
Hercules Offshore, Inc. 1                                                                   62,242      $      2,116,850
------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.9%
Cameco Corp.                                                                               315,100            11,343,600
------------------------------------------------------------------------------------------------------------------------
Denison Mines, Inc. 1                                                                      110,000             1,431,691
------------------------------------------------------------------------------------------------------------------------
Paladin Resources Ltd. 1                                                                 4,400,000            16,316,829
                                                                                                        ----------------
                                                                                                              29,092,120
INDUSTRIALS--1.1%
------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.8%
Kurita Water Industries Ltd.                                                               283,000             6,059,133
------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.3%
Dynamic Materials Corp.                                                                     63,900             2,277,396
MATERIALS--88.7%
------------------------------------------------------------------------------------------------------------------------
METALS & MINING--88.7%
Agnico-Eagle Mines Ltd.                                                                    600,600            18,288,270
------------------------------------------------------------------------------------------------------------------------
Alamos Gold, Inc. 1                                                                      1,013,900             8,204,269
------------------------------------------------------------------------------------------------------------------------
Amerigo Resources Ltd.                                                                   1,864,600             4,310,845
------------------------------------------------------------------------------------------------------------------------
Anvil Mining Ltd. 1                                                                        120,000               760,372
------------------------------------------------------------------------------------------------------------------------
Aquarius Platinum Ltd.                                                                     816,541            11,547,933
------------------------------------------------------------------------------------------------------------------------
Avocet Mining plc 1                                                                        950,000             3,144,274
------------------------------------------------------------------------------------------------------------------------
Ballarat Goldfields NL 1                                                                16,000,000             5,269,036
------------------------------------------------------------------------------------------------------------------------
Barrick Gold Corp.                                                                       1,186,815            32,328,841
------------------------------------------------------------------------------------------------------------------------
Bema Gold Corp. 1                                                                        3,000,000            13,255,127
------------------------------------------------------------------------------------------------------------------------
Bendigo Mining Ltd. 1                                                                    2,000,000             3,222,886
------------------------------------------------------------------------------------------------------------------------
Breakwater Resources Ltd. 1                                                              8,100,000             9,085,927
------------------------------------------------------------------------------------------------------------------------
Cambior, Inc. 1                                                                            736,000             2,432,641
------------------------------------------------------------------------------------------------------------------------
Centerra Gold, Inc. 1                                                                      314,000            10,373,010
------------------------------------------------------------------------------------------------------------------------
China Special Steel Holdings Co. Ltd.                                                      536,000               113,982
------------------------------------------------------------------------------------------------------------------------
Coeur d'Alene Mines Corp. 1                                                              2,083,800            13,669,728
------------------------------------------------------------------------------------------------------------------------
Companhia de Minas Buenaventura SA, Sponsored ADR                                            6,400               158,016
------------------------------------------------------------------------------------------------------------------------
Constellation Copper Corp. 1                                                               700,000             1,408,571
------------------------------------------------------------------------------------------------------------------------
Desert Sun Mining Corp. 1                                                                1,728,500             9,576,054
------------------------------------------------------------------------------------------------------------------------
Dowa Mining Co. Ltd.                                                                       600,000             7,162,277
------------------------------------------------------------------------------------------------------------------------
Durban Roodepoort Deep Ltd. 1                                                              150,000               225,722
------------------------------------------------------------------------------------------------------------------------
Eldorado Gold Corp. 1                                                                    2,156,000            10,412,159
------------------------------------------------------------------------------------------------------------------------
European Goldfields Ltd. 1                                                                 654,300             2,269,054
------------------------------------------------------------------------------------------------------------------------
EuroZinc Mining Corp. 1                                                                  5,850,000            10,168,686
------------------------------------------------------------------------------------------------------------------------
First Quantum Minerals Ltd.                                                                863,800            35,503,190
------------------------------------------------------------------------------------------------------------------------
FNX Mining Co., Inc. 1                                                                     176,700             1,966,948
------------------------------------------------------------------------------------------------------------------------
Frontera Copper Corp. 1                                                                     80,000               235,647
------------------------------------------------------------------------------------------------------------------------
Gammon Lake Resources, Inc. 1                                                            1,257,500            22,525,924
------------------------------------------------------------------------------------------------------------------------
Glamis Gold Ltd. 1                                                                       1,127,200            36,836,896
------------------------------------------------------------------------------------------------------------------------
Gold Fields Ltd., Sponsored ADR                                                            650,000            14,287,000
------------------------------------------------------------------------------------------------------------------------
Goldcorp, Inc.                                                                           1,260,000            36,855,000


1                        |              Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
------------------------------------------------------------------------------------------------------------------------
Golden Star Resources Ltd. 1                                                             2,283,000      $      7,282,770
------------------------------------------------------------------------------------------------------------------------
Hecla Mining Co. 1                                                                         700,000             4,627,000
------------------------------------------------------------------------------------------------------------------------
High River Gold Mines Ltd. 1                                                             2,749,400             5,532,466
------------------------------------------------------------------------------------------------------------------------
Hindustan Zinc Ltd.                                                                         33,833               397,785
------------------------------------------------------------------------------------------------------------------------
HudBay Minerals, Inc. 1                                                                  1,430,000            11,963,095
------------------------------------------------------------------------------------------------------------------------
IAMGOLD Corp.                                                                            3,322,300            28,671,449
------------------------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                                               77,934            14,663,570
------------------------------------------------------------------------------------------------------------------------
Imperials Metals Corp. 1                                                                   274,100             1,854,168
------------------------------------------------------------------------------------------------------------------------
Independence Group NL                                                                      855,643             1,310,870
------------------------------------------------------------------------------------------------------------------------
International Royalty Corp. 1                                                              300,000             1,042,942
------------------------------------------------------------------------------------------------------------------------
Ivernia, Inc. 1                                                                            200,000               363,060
------------------------------------------------------------------------------------------------------------------------
Kagara Zinc Ltd. 1                                                                         269,230               676,525
------------------------------------------------------------------------------------------------------------------------
Kazakhmys plc 1                                                                            146,650             2,746,646
------------------------------------------------------------------------------------------------------------------------
Kimberley Diamond Co. NL 1                                                               5,248,900             6,839,007
------------------------------------------------------------------------------------------------------------------------
Kingsgate Consolidated Ltd.                                                              1,509,389             6,932,105
------------------------------------------------------------------------------------------------------------------------
Kinross Gold Corp. 1                                                                     2,408,890            26,329,168
------------------------------------------------------------------------------------------------------------------------
Lihir Gold Ltd. 1                                                                        6,346,000            11,973,339
------------------------------------------------------------------------------------------------------------------------
Lingbao Gold Co. Ltd., Cl. H 1                                                              56,000                37,598
------------------------------------------------------------------------------------------------------------------------
Lundin Mining Corp. 1                                                                      140,000             3,356,595
------------------------------------------------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                                                      592,800            17,576,520
------------------------------------------------------------------------------------------------------------------------
Metallica Resources, Inc. 1                                                                849,600             2,786,289
------------------------------------------------------------------------------------------------------------------------
Minara Resources Ltd.                                                                    3,900,000             6,338,539
------------------------------------------------------------------------------------------------------------------------
Minefinders Corp. Ltd. 1                                                                   610,000             4,700,946
------------------------------------------------------------------------------------------------------------------------
Newcrest Mining Ltd.                                                                       716,654            11,957,711
------------------------------------------------------------------------------------------------------------------------
Newmont Mining Corp. (Holding Co.)                                                          94,005             4,877,919
------------------------------------------------------------------------------------------------------------------------
Northern Orion Resources, Inc. 1                                                         1,000,000             4,504,003
------------------------------------------------------------------------------------------------------------------------
Northgate Exploration Ltd. 1                                                             2,398,500             5,771,105
------------------------------------------------------------------------------------------------------------------------
NovaGold Resources, Inc. 1                                                                 588,300             9,000,990
------------------------------------------------------------------------------------------------------------------------
Oxiana Ltd. 1                                                                           10,000,000            19,186,163
------------------------------------------------------------------------------------------------------------------------
Oxus Gold plc 1                                                                          1,795,298             2,448,545
------------------------------------------------------------------------------------------------------------------------
Pan American Silver Corp. 1                                                                530,000            13,462,000
------------------------------------------------------------------------------------------------------------------------
Perilya Ltd.                                                                             2,517,467             4,433,556
------------------------------------------------------------------------------------------------------------------------
Peter Hambro Mining plc 1                                                                  141,000             3,336,553
------------------------------------------------------------------------------------------------------------------------
Randgold Resources Ltd., ADR 1                                                           1,050,000            19,078,500
------------------------------------------------------------------------------------------------------------------------
Red Back Mining, Inc. 1                                                                    778,700             2,093,692
------------------------------------------------------------------------------------------------------------------------
Resolute Mining Ltd. 1                                                                      25,000                26,488
------------------------------------------------------------------------------------------------------------------------
Royal Gold, Inc.                                                                           480,000            17,371,200
------------------------------------------------------------------------------------------------------------------------
Sally Malay Mining Ltd. 1                                                                  232,959               158,437
------------------------------------------------------------------------------------------------------------------------
SEMAFO, Inc. 1                                                                           2,176,300             4,845,126
------------------------------------------------------------------------------------------------------------------------
Shore Gold, Inc. 1                                                                         616,400             3,721,043
------------------------------------------------------------------------------------------------------------------------
Sino Gold Ltd. 1                                                                           792,844             2,406,617
------------------------------------------------------------------------------------------------------------------------
Straits Resources Ltd.                                                                     710,767             1,735,142
------------------------------------------------------------------------------------------------------------------------
Taseko Mines Ltd. 1                                                                      1,557,700             3,504,825
------------------------------------------------------------------------------------------------------------------------
Vedanta Resources plc                                                                      590,000            14,409,777


2                        |              Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
------------------------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
------------------------------------------------------------------------------------------------------------------------
Yamana Gold, Inc.                                                                        1,783,000      $     16,412,425
------------------------------------------------------------------------------------------------------------------------
Zinifex Ltd.                                                                               474,612             3,241,456
                                                                                                        ----------------
                                                                                                             661,584,010
                                                                                                        ----------------
Total Common Stocks (Cost $486,544,838)                                                                      701,129,509

                                                                                            Units
------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------
Nevsun Resources Ltd. Wts., Exp. 12/19/08 1  (Cost $117,814)                                70,000                45,410

                                                                                         Principal
                                                                                            Amount
------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.4%
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 3.84% in joint repurchase agreement (Principal
Amount/Value $1,049,280,000, with a maturity value of $1,049,679,601) with
UBS Warburg LLC, 4.57%, dated 3/31/06, to be repurchased at $40,296,340 on
4/3/06, collateralized by Federal National Mortgage Assn., 5%, 6/1/35, with a
value of $1,073,325,189  (Cost $40,281,000)                                         $   40,281,000            40,281,000
------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $526,943,652)                                               99.4%          741,455,919
------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                0.6             4,763,822
                                                                                    ------------------------------------
Net Assets                                                                                   100.0%     $    746,219,741
                                                                                    ====================================

Footnote to Statement of Investments

1. Non-income producing security.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                                       Value         Percent
-------------------------------------------------------------------------------
Canada                                           $  454,392,809            61.3%
Australia                                           102,024,706            13.8
United States                                        85,221,093            11.5
South Africa                                         29,176,292             3.9
United Kingdom                                       26,085,795             3.5
Jersey, Channel Islands                              19,078,500             2.6
Japan                                                13,221,410             1.8
Bermuda                                              11,547,933             1.5
India                                                   397,785             0.1
Peru                                                    158,016             0.0
Hong Kong                                               151,580             0.0
                                                 ------------------------------
Total                                            $  741,455,919           100.0%
                                                 ==============================


3                        |              Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $        527,087,784
                                                      ====================

Gross unrealized appreciation                         $        215,825,675
Gross unrealized depreciation                                   (1,466,869)
                                                      --------------------
Net unrealized appreciation                           $        214,358,806
                                                      ====================

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.


4                        |              Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of March 31, 2006, the Fund had outstanding foreign currency contracts as follows:

                                                      CONTRACT
                                       EXPIRATION       AMOUNT         VALUATION AS OF        UNREALIZED         UNREALIZED
CONTRACT DESCRIPTION                        DATES       (000S)          MARCH 31, 2006      APPRECIATION       DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Australian Dollar (AUD)             4/3/06-4/4/06         5,015 AUD      $   3,589,817       $    42,903        $        --
British Pound Sterling (GBP)        4/3/06-4/4/06         1,901 GBP          3,302,629             4,079                625
Canadian Dollar (CAD)               4/3/06-4/4/06         1,763 CAD          1,510,088                --              8,063
Hong Kong Dollar (HKD)                     4/3/06           609 HKD             78,556                11                 --
                                                                                             ------------------------------
                                                                                                  46,993              8,688
                                                                                             ------------------------------
CONTRACTS TO SELL
Canadian Dollar (CAD)                      4/3/06           230 CAD            197,260             1,113                 --
British Pound Sterling (GBP)               4/3/06           147 GBP            255,729                --                457
South African Rand (ZAR)            4/3/06-4/6/06         3,425 ZAR            555,366                --              8,194
                                                                                             ------------------------------
                                                                                                   1,113              8,651
                                                                                             ------------------------------
Total unrealized appreciation and depreciation                                               $    48,106        $    17,339
                                                                                             ==============================

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.


5                        |              Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended March 31, 2006 was as follows:

                                              CALL OPTIONS                        PUT OPTIONS
                                 ---------------------------      -----------------------------
                                 NUMBER OF         AMOUNT OF      NUMBER OF          AMOUNT OF
                                 CONTRACTS          PREMIUMS      CONTRACTS           PREMIUMS
-----------------------------------------------------------------------------------------------
Options outstanding as of
June 30, 2005                      21,452       $  2,398,632         12,347      $   1,204,152
Options written                       935            108,810          6,200            849,180
Options closed or expired          (8,507)          (814,804)       (17,325)        (1,847,238)
Options exercised                 (13,880)        (1,692,638)        (1,222)          (206,094)
                                 --------------------------------------------------------------
Options outstanding as of
March 31, 2006                         --       $         --             --      $          --
                                 ==============================================================


6                        |              Oppenheimer Gold & Special Minerals Fund


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Gold & Special Minerals Fund


By:
        /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
        /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006


By:
        /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: May 15, 2006